CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	May 17, 2019	Dec. 31, 2018
Series A convertible redeemable preferred shares
Mezzanine equity, par value (in US dollars per share)	$ 0.001		$ 0.001
Mezzanine equity, shares authorized (in shares)	0		2,000,000
Mezzanine equity, shares issued (in shares)	0		544,688
Mezzanine equity, shares outstanding (in shares)	0		544,688
Series B convertible redeemable preferred shares
Mezzanine equity, par value (in US dollars per share)	$ 0.001		$ 0.001
Mezzanine equity, shares authorized (in shares)	0		1,000,000
Mezzanine equity, shares issued (in shares)	0		272,343
Mezzanine equity, shares outstanding (in shares)	0		272,343
Class A ordinary shares
Equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002	$ 0.000002
Equity, shares authorized (in shares)	20,000,000,000		0
Equity, shares issued (in shares)	664,687,728		0
Equity, shares outstanding (in shares)	664,687,728		0
Class B ordinary shares
Equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002	$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000		0
Equity, shares issued (in shares)	1,277,687,072		0
Equity, shares outstanding (in shares)	1,277,687,072		0
Ordinary shares
Equity, par value (in US dollars per share)	$ 0.001		$ 0.001
Equity, shares authorized (in shares)	0		45,400,000
Equity, shares issued (in shares)	0		750,000
Equity, shares outstanding (in shares)	0		750,000
Angel-1 shares
Equity, par value (in US dollars per share)	$ 0.001		$ 0.001
Equity, shares authorized (in shares)	0		1,000,000
Equity, shares issued (in shares)	0		915,750
Equity, shares outstanding (in shares)	0		915,750
Angel-2 shares
Equity, par value (in US dollars per share)	$ 0.001		$ 0.001
Equity, shares authorized (in shares)	0		600,000
Equity, shares issued (in shares)	0		513,000
Equity, shares outstanding (in shares)	0		513,000